UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21580

(Investment Company Act file number)

Cortina Funds, Inc.

(Exact name of registrant as specified in charter)

825 N. Jefferson St., Suite 400

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

(414) 225-7365

(Registrant’s telephone number)

Lori Hoch

825 N. Jefferson St., Suite 400

Milwaukee, WI 53202

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: July 1 - September 30, 2013

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS

CORTINA SMALL CAP GROWTH FUND	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (96.0%)
Consumer Discretionary (8.5%)
Black Diamond, Inc.(a)	21,188	$257,646
Chuy’s Holdings, Inc.(a)	5,556	199,405
Five Below, Inc.(a)	5,052	221,025
Gentherm, Inc.(a)	9,986	190,533
Imax Corp.(a)	8,361	252,837
Restoration Hardware Holdings, Inc.(a)	3,305	209,372
Shutterfly, Inc.(a)	6,122	342,097
Steven Madden, Ltd.(a)	3,955	212,898
Tumi Holdings, Inc.(a)	13,344	268,881

		2,154,694

Consumer Staples (1.6%)
Annie’s, Inc.(a)	3,924	192,669
The Fresh Market, Inc.(a)	4,343	205,467

		398,136

Energy (9.0%)
Carrizo Oil & Gas, Inc.(a)	8,563	319,486
ION Geophysical Corp.(a)	30,414	158,153
Northern Oil & Gas, Inc.(a)	17,614	254,170
Rex Energy Corp.(a)	11,021	245,768
RigNet, Inc.(a)	7,030	254,627
Sanchez Energy Corp.(a)	13,512	356,852
Synergy Resources Corp.(a)	30,486	297,238
Triangle Petroleum Corp.(a)	40,375	396,482

		2,282,776

Financials (8.3%)
The Bancorp, Inc.(a)	15,529	275,174
BofI Holding, Inc.(a)	4,696	304,583
eHealth, Inc.(a)	8,151	262,951
EverBank Financial Corp.	10,765	161,260
Greenhill & Co., Inc.	3,709	185,005
Health Insurance Innovations, Inc., Class A(a)	19,129	228,591
ICG Group, Inc.(a)	23,242	329,804
Pinnacle Financial Partners, Inc.(a)	6,572	195,911
Tristate Capital Holdings, Inc.(a)	11,612	149,679

		2,092,958

Health Care (25.1%)
Align Technology, Inc.(a)	6,856	329,911
AtriCure, Inc.(a)	30,377	333,539
BioScrip, Inc.(a)	26,759	234,944
Cepheid, Inc.(a)	5,040	196,762
Cerus Corp.(a)	37,436	251,196
DexCom, Inc.(a)	9,967	281,368
Endologix, Inc.(a)	19,800	319,374
Fluidigm Corp.(a)	11,218	246,123
HealthStream, Inc.(a)	8,338	315,843
HeartWare International, Inc.(a)	2,329	170,506
Imris, Inc.(a)	41,835	67,354
Insulet Corp.(a)	5,242	189,970
Medidata Solutions, Inc.(a)	4,005	396,215
NanoString Technologies, Inc.(a)	4,079	44,869
Neogen Corp.(a)	4,421	268,443
NeoGenomics, Inc.(a)	67,619	202,857
Novadaq Technologies, Inc.(a)	14,257	236,381

	Shares	Value

COMMON STOCKS (continued)
Health Care (continued)
NxStage Medical, Inc.(a)	17,571	$231,234
OraSure Technologies, Inc.(a)	34,269	205,957
PhotoMedex, Inc.(a)	14,285	227,131
Quidel Corp.(a)	7,769	220,640
Spectranetics Corp.(a)	21,329	357,901
Staar Surgical Co.(a)	25,668	347,545
Streamline Health Solutions, Inc.(a)	22,732	172,763
Synergetics USA, Inc.(a)	29,304	133,333
TearLab Corp.(a)	23,380	258,583
Uroplasty, Inc.(a)	36,820	121,874

		6,362,616

Industrials (9.2%)
Aegean Marine Petroleum Network, Inc.	22,531	267,218
Astronics Corp.(a)	4,937	245,418
Chart Industries, Inc.(a)	1,741	214,212
Echo Global Logistics, Inc.(a)	12,728	266,524
Graham Corp.	5,199	187,840
Heritage Crystal Clean, Inc.(a)	7,961	143,457
Manitex International, Inc.(a)	16,889	184,597
Power Solutions International, Inc.(a)	3,874	229,031
PowerSecure International, Inc.(a)	5,093	81,743
Team, Inc.(a)	5,828	231,663
Wesco Aircraft Holdings, Inc.(a)	13,444	281,383

		2,333,086

Information Technology (31.2%)
Brightcove, Inc.(a)	28,548	321,165
Clicksoftware Technologies Ltd.	25,781	157,006
CommVault Systems, Inc.(a)	2,617	229,851
Covisint Corp.(a)	5,673	72,558
Datalink Corp.(a)	16,945	229,096
Envestnet, Inc.(a)	7,491	232,221
Extreme Networks, Inc.(a)	54,268	283,279
Infoblox, Inc.(a)	7,927	331,507
Inphi Corp.(a)	28,735	385,911
Integrated Silicon Solution, Inc.(a)	16,645	181,264
Interactive Intelligence Group, Inc.(a)	5,162	327,735
Internap Network Services Corp.(a)	31,193	216,791
InterXion Holding NV(a)	9,107	202,540
MaxLinear, Inc., Class A(a)	32,872	272,509
Move, Inc.(a)	11,965	202,807
Numerex Corp., Class A(a)	17,461	191,198
Perficient, Inc.(a)	9,111	167,278
Procera Networks, Inc.(a)	18,648	288,858
Proofpoint, Inc.(a)	10,142	325,761
Qlik Technologies, Inc.(a)	5,985	204,926
Qualys, Inc.(a)	11,487	245,707
RADWARE, Ltd.(a)	11,027	153,827
Rally Software Development Corp.(a)	7,557	226,408
Rubicon Technology, Inc.(a)	19,037	230,538
SciQuest, Inc.(a)	9,523	213,887
Sonus Networks, Inc.(a)	67,222	227,210
SPS Commerce, Inc.(a)	2,001	133,907
Stamps.com, Inc.(a)	6,025	276,728
support.com, Inc.(a)	38,294	208,702
Synchronoss Technologies, Inc.(a)	9,206	350,380
Tangoe, Inc.(a)	15,488	369,544
Trulia, Inc.(a)	2,420	113,813

	Shares	Value

COMMON STOCKS (continued)
Information Technology (continued)
WebMD Health Corp.(a)	11,062	$316,373

		7,891,285

Telecommunication Services (3.1%)
8x8, Inc.(a)	23,016	231,771
Cogent Communications Group, Inc.	6,544	211,044
inContact, Inc.(a)	38,946	322,084
RingCentral, Inc.(a)	761	13,713

		778,612

TOTAL COMMON STOCKS (COST $18,927,958)		24,294,163

SHORT TERM INVESTMENT (3.6%)
Daily Income Fund, 7 Day Yield 0.030%	914,805	914,805

TOTAL SHORT TERM INVESTMENT (COST $914,805)		914,805

TOTAL INVESTMENTS (99.6%) (COST $19,842,763)		25,208,968

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES (0.4%)		111,132

NET ASSETS 100.0%		$25,320,100

(a) Non Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

See Notes to Quarterly Schedule of Investments

SCHEDULE of INVESTMENTS

CORTINA SMALL CAP VALUE FUND	September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (95.5%)
Consumer Discretionary (11.0%)
AFC Enterprises, Inc.(a)	4,465	$194,629
ANN, Inc.(a)	7,657	277,337
DreamWorks Animation SKG, Inc., Class A(a)	8,930	254,148
Helen of Troy, Ltd.(a)	5,992	264,847
Life Time Fitness, Inc.(a)	4,141	213,137
Stage Stores, Inc.	15,014	288,269
Taylor Morrison Home Corp.(a)	9,922	224,733
World Wrestling Entertainment, Inc.	24,754	251,748

		1,968,848

Consumer Staples (3.7%)
Darling International, Inc.(a)	8,513	180,135
Elizabeth Arden, Inc.(a)	7,160	264,347
Prestige Brands Holdings, Inc.(a)	7,368	221,924

		666,406

Energy (8.3%)
Comstock Resources, Inc.	15,812	251,569
Geospace Technologies Corp.(a)	3,378	284,765
Gulfport Energy Corp.(a)	2,869	184,592
Helix Energy Solutions Group, Inc.(a)	12,238	310,478
Matador Resources Co.(a)	14,933	243,856
McDermott International, Inc.(a)	30,410	225,946

		1,501,206

Financials (31.4%)
Altisource Residential Corp., Class B	14,794	339,966
Amtrust Financial Services, Inc.	6,686	261,155
The Bancorp, Inc.(a)	15,812	280,189
BancorpSouth, Inc.	15,882	316,687
Boston Private Financial Holdings, Inc.	19,340	214,674
Capitol Federal Financial, Inc.	14,702	182,746
CNO Financial Group, Inc.	33,938	488,707
Colony Financial, Inc.	10,318	206,154
Columbia Banking System, Inc.	8,392	207,282
eHealth, Inc.(a)	4,638	149,622
Employers Holdings, Inc.	10,110	300,671
Maiden Holdings, Ltd.	22,463	265,288
MB Financial, Inc.	9,508	268,506
OFG Bancorp	13,291	215,181
Oritani Financial Corp.	13,082	215,330
PacWest Bancorp	8,814	302,849
PennyMac Mortgage Investment Trust	9,832	222,990
PHH Corp.(a)	16,957	402,559
Platinum Underwriters Holdings, Ltd.	5,518	329,590
ProAssurance Corp.	6,362	286,672
Texas Capital Bancshares, Inc.(a)	4,014	184,524

		5,641,342

Health Care (2.1%)
Allscripts Healthcare Solutions, Inc.(a)	12,793	190,232
Tenet Healthcare Corp.(a)	4,557	187,703

		377,935

Industrials (16.5%)
Cubic Corp.	6,038	324,120
EnerNOC, Inc.(a)	14,413	216,051
Harsco Corp.	5,490	136,701
Hyster-Yale Materials Handling, Inc.	2,614	234,397

	Shares	Value

COMMON STOCKS (continued)
Industrials (continued)
The Manitowoc Co., Inc.	10,792	$211,307
MasTec, Inc.(a)	12,978	393,233
NCI Building Systems, Inc.(a)	16,469	209,815
Performant Financial Corp.(a)	21,816	238,231
Powell Industries, Inc.(a)	2,614	160,212
Raven Industries, Inc.	7,507	245,554
TrueBlue, Inc.(a)	14,656	351,891
Tutor Perini Corp.(a)	11,116	236,993

		2,958,505

Information Technology (15.8%)
Cardtronics, Inc.(a)	7,206	267,343
Cognex Corp.	8,097	253,922
Coherent, Inc.	3,551	218,209
comScore, Inc.(a)	9,728	281,820
Integrated Device Technology, Inc.(a)	4,775	44,980
Ixia(a)	14,158	221,856
M/A-COM Technology Solutions Holdings, Inc.(a)	16,414	279,366
Move, Inc.(a)	19,595	332,135
OSI Systems, Inc.(a)	5,760	428,947
Sierra Wireless, Inc.(a)	13,996	229,115
Super Micro Computer, Inc.(a)	20,994	284,259

		2,841,952

Materials (3.4%)
Flotek Industries, Inc.(a)	11,220	258,060
Graphic Packaging Holdings Co.(a)	41,179	352,492

		610,552

Utilities (3.3%)
ALLETE, Inc.	6,061	292,746
Black Hills Corp.	6,096	303,947

		596,693

TOTAL COMMON STOCKS (COST $15,586,386)		17,163,439

SHORT TERM INVESTMENT (7.7%)
Daily Income Fund, 7 Day Yield 0.030%	1,372,441	1,372,441

TOTAL SHORT TERM INVESTMENT (COST $1,372,441)		1,372,441

TOTAL INVESTMENTS (103.2%) (COST $16,958,827)		18,535,880

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (-3.2%)		(570,253)

NET ASSETS 100.0%		$17,965,627

(a) Non Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments

CORTINA FUNDS, INC.

Notes to the Quarterly Schedule of Investments

September 30, 2013 (Unaudited)

1. ORGANIZATION

Cortina Funds, Inc. (the “Corporation”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation was organized on June 30, 2004 as a Wisconsin corporation. The Corporation currently offers shares of common stock (“shares”) of the Cortina Small Cap Growth Fund and the Cortina Small Cap Value Fund (each a “Fund” and collectively, the “Funds”). The Cortina Small Cap Growth Fund is a diversified portfolio with an investment objective to seek growth of capital, and the Cortina Small Cap Value Fund is a diversified portfolio with an investment objective to seek long-term capital appreciation. Shares of each Fund are designated as Institutional Shares with an indefinite number of shares authorized at $0.01 par value. The Articles of Incorporation, as amended and restated, permit the Board of Directors (the “Board”) to create additional funds and share classes. The Institutional Class is currently the only class offered.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The accompanying financial statements were prepared in accordance with GAAP, which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Investment securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets. Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Funds’ Board.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Interest income is accrued and recorded on a daily basis including amortization of premiums, accretions of discounts and income earned from money market funds. Interest is not accrued on securities that are in default. Dividend income is recorded on the ex-dividend date.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2	—

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	—

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics

CORTINA FUNDS, INC.

Notes to the Quarterly Schedule of Investments

September 30, 2013 (Unaudited)

particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of September 30, 2013:

Cortina Small Cap Growth Fund
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$24,294,163	$–	$–	$24,294,163
Short Term Investment	914,805	–	–	914,805

Total	$25,208,968	$–	$–	$25,208,968

Cortina Small Cap Value Fund
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$17,163,439	$–	$–	$17,163,439
Short Term Investment	1,372,441	–	–	1,372,441

Total	$18,535,880	$–	$–	$18,535,880

* See Schedule of Investments for sector classification.

For the period ended September 30, 2013, there have been no significant changes to the Funds’ fair value methodologies. Additionally, there were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2013. It is the Funds’ policy to recognize transfers at the end of the reporting period.

For the period ended September 30, 2013, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

3. TAX BASIS OF INVESTMENTS

As of September 30, 2013, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
Cortina Small Cap Growth Fund	$19,919,878	$5,929,702	$(640,612)	$5,289,090
Cortina Small Cap Value Fund	$16,996,236	$1,791,866	$(252,222)	$1,539,644

The difference between book basis and tax basis net unrealized appreciation is attributable to the deferral of losses from wash sales.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cortina Funds, Inc.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	November 22, 2013

By:	/s/ Eric Conner
Eric Conner, Treasurer and Principal Accounting Officer
(Principal Financial Officer)
Date:	November 22, 2013